Related Party Disclosures - Schedule of Transactions Between Related Parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Iron Bear Resources Limited [Member]
Schedule of Transactions Between Related Parties [Line Items]
Sales to related parties
Purchases from related parties		548
Amounts owed by related parties
Amounts owed to related parties
CuFe Limited [Member]
Schedule of Transactions Between Related Parties [Line Items]
Sales to related parties
Purchases from related parties	22,313
Amounts owed by related parties
Amounts owed to related parties